Short-Term Debt (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Short-term debt	$ 147,000	$ 138,000
Unused Credit Lines Amount	238,695
Unused Credit Lines Amount, Expired Amount	672
Debt Instrument, Collateral Amount	$ 176,000
Minimum [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	0.35%	0.32%	0.32%
Maximum [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	0.58%	0.55%	0.45%